INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of net deferred tax assets
	December 31,	December 31,
	2025	2024
NOL Carryover	$7,817	$5,678
Valuation allowance	(7,817)	(5,678)
Net deferred tax asset	$-	$-